FINANCIAL INSTRUMENTS (Detail Textuals) - CAD ($)		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Short term investments	[1]	$ 63,023,908	$ 201,538
Current liabilities		16,797,068	6,779,997
Values for cash, short-term investments, Harmonized sales tax recoverable and accounts receivable		79,690,443	20,959,674
Values for cash and cash equivalents, short-term investments, restricted cash and accounts receivable		$ 78,298,333	$ 18,423,729

[1]	The investment is a one-year GIC, redeemable every 30 days, held with a large Canadian financial institution at fixed interest rate of 1.6%. The GIC is redeemable without penalty after 30 days.